Long-term Debt and Finance Lease Obligations - OpCo Notes (Details) - Senior Notes - OpCo Notes - USD ($)	12 Months Ended
	Dec. 31, 2019	Aug. 18, 2015
Debt Instrument [Line Items]
Aggregate principal amount		$ 1,125,000,000.000
Stated rate	6.38%	6.375%
Debt issuance costs		$ 16,500,000
Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Redemption Price	101.00%